LOANS AND PAYMENT PLAN RECEIVABLES , Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	$ 44,275	$ 58,884	$ 67,915
Additions (deductions) [Abstract]
Provision for loan losses	(3,988)	6,887	27,946
Recoveries credited to allowance	8,270	6,522	4,747
Loans charged against the allowance	(16,232)	(27,408)	(41,724)
Reclassification to loans held for sale		(610)
Balance at end of period	32,325	44,275	58,884
Allowance for loan losses [Abstract]
Individually evaluated for impairment	15,158	21,009
Collectively evaluated for impairment	17,167	23,266
Total ending allowance balance	32,325	44,275
Loans [Abstract]
Individually evaluated for impairment	125,713	151,167
Collectively evaluated for impairment	1,253,436	1,272,801
Total loans recorded investment	1,379,149	1,423,968
Accrued interest included in recorded investment	4,579	4,829
Total loans	1,374,570	1,419,139
Commercial [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	11,402	18,183	23,836
Additions (deductions) [Abstract]
Provision for loan losses	(2,336)	2,351	12,988
Recoveries credited to allowance	5,119	3,610	1,850
Loans charged against the allowance	(7,358)	(12,588)	(20,491)
Reclassification to loans held for sale		(154)
Balance at end of period	6,827	11,402	18,183
Allowance for loan losses [Abstract]
Individually evaluated for impairment	3,878	6,558
Collectively evaluated for impairment	2,949	4,844
Total ending allowance balance	6,827	11,402
Loans [Abstract]
Individually evaluated for impairment	40,623	55,634
Collectively evaluated for impairment	596,235	563,316
Total loans recorded investment	636,858	618,950
Accrued interest included in recorded investment	1,624	1,692
Total loans	635,234	617,258
Mortgage [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	21,447	22,885	22,642
Additions (deductions) [Abstract]
Provision for loan losses	71	7,778	14,410
Recoveries credited to allowance	1,996	1,581	1,441
Loans charged against the allowance	(6,319)	(10,741)	(15,608)
Reclassification to loans held for sale		(56)
Balance at end of period	17,195	21,447	22,885
Allowance for loan losses [Abstract]
Individually evaluated for impairment	10,488	12,869
Collectively evaluated for impairment	6,707	8,578
Total ending allowance balance	17,195	21,447
Loans [Abstract]
Individually evaluated for impairment	78,022	88,028
Collectively evaluated for impairment	410,887	441,703
Total loans recorded investment	488,909	529,731
Accrued interest included in recorded investment	2,276	2,391
Total loans	486,633	527,340
Installment [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	3,378	6,146	6,769
Additions (deductions) [Abstract]
Provision for loan losses	314	15	3,365
Recoveries credited to allowance	1,074	1,311	1,451
Loans charged against the allowance	(2,520)	(4,009)	(5,439)
Reclassification to loans held for sale		(85)
Balance at end of period	2,246	3,378	6,146
Allowance for loan losses [Abstract]
Individually evaluated for impairment	792	1,582
Collectively evaluated for impairment	1,454	1,796
Total ending allowance balance	2,246	3,378
Loans [Abstract]
Individually evaluated for impairment	7,068	7,505
Collectively evaluated for impairment	185,676	183,090
Total loans recorded investment	192,744	190,595
Accrued interest included in recorded investment	679	746
Total loans	192,065	189,849
Payment Plan Receivables [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	144	197	389
Additions (deductions) [Abstract]
Provision for loan losses	(93)	(3)	(11)
Recoveries credited to allowance	81	20	5
Loans charged against the allowance	(35)	(70)	(186)
Reclassification to loans held for sale		0
Balance at end of period	97	144	197
Allowance for loan losses [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	97	144
Total ending allowance balance	97	144
Loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	60,638	84,692
Total loans recorded investment	60,638	84,692
Accrued interest included in recorded investment	0	0
Total loans	60,638	84,692
Unallocated [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	7,904	11,473	14,279
Additions (deductions) [Abstract]
Provision for loan losses	(1,944)	(3,254)	(2,806)
Recoveries credited to allowance	0	0	0
Loans charged against the allowance	0	0	0
Reclassification to loans held for sale		(315)
Balance at end of period	5,960	7,904	11,473
Allowance for loan losses [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	5,960	7,904
Total ending allowance balance	$ 5,960	$ 7,904